UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number      811-09165
                                                ------------------------

                            Kelmoore Strategic Trust
         ---------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       2471 East Bayshore Road, Suite 501
                              Palo Alto, CA 94303
         ---------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Matthew Kelmon, President
                            Kelmoore Strategic Trust
                       2471 East Bayshore Road, Suite 501
                               Palo Alto, CA 94303
         ---------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 800-486-3717
                                                           -------------

                      Date of fiscal year end: February 28
                                              ------------

                   Date of reporting period: February 28, 2005
                                            ------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.






                        The Kelmoore Strategy(R) Funds



                                   [PICTURE]



                                 ANNUAL REPORT

                           Kelmoore Strategy(R) Fund
                        Kelmoore Strategy(R) Eagle Fund
                       Kelmoore Strategy(R) Liberty Fund
               ------------------------------------------------
                               FEBRUARY 28, 2005

Kelmoore Strategic Trust
February 28, 2005

Dear Shareholder,

With interest rates on the rise, a record high for oil and a decade low in implied volatility, it was a difficult year for covered option writing. Small cap companies tended to outperform large caps and specific sectors such as pharmaceuticals and semiconductors underperformed the market in general by wide margins. As the bull market that began in September 2002 enters the later stages of the historic average duration, I look for a rotation into large cap companies that are less leveraged, as they tend to weather the storm of rising rates better.

THE KELMOORE STRATEGY FUND returned -6.82% for the year ended February 28th, 2005. The Standard and Poors 100 Index ("S&P 100") returned 3.74%, while the CBOE S&P 500 BuyWrite Index ("BXM") returned 7.14% for the same period. The Strategy Fund was adversely affected by a low level of implied volatility for large cap equities and exposure to pharmaceutical stocks. As of February 28, 2005, the Strategy Fund had net assets of approximately $190 million.

THE KELMOORE STRATEGY EAGLE FUND returned -2.08% for the year ended February 28th, 2005. The NASDAQ Composite Index ("NASDAQ") returned 1.64%, while the BXM returned 7.14% for the same period. The Eagle Fund benefited from exposure to financial companies and was adversely affected by the large drop in semiconductor names as well as a low level of implied volatility. As of February 28, 2005, the Eagle Fund had net assets of approximately $275 million.

THE KELMOORE STRATEGY LIBERTY FUND returned -0.40% for the year ended February 28th, 2005. The S&P 100 returned 3.74%, while the BXM returned 7.14% for the same period. The Liberty Fund benefited at times from long put positions on the S&P 100 Index. The Liberty Fund was adversely affected by exposure to pharmaceutical stocks and a low level of implied volatility. As of February 28, 2005, the Liberty Fund had net assets of approximately $70 million.

The year ahead may see bulls and bears clash over higher rates, inflation fears, oil prices and the outlook for profit growth. Any of these considerations could serve as a catalyst for higher levels of implied volatility. Meanwhile, I continue to mine the market in an attempt to exploit relatively higher levels of implied volatility among large cap stocks.

Sincerely,

/s/ Matthew Kelmon

Matthew Kelmon
President

Performance quoted is for Class C. Returns for Class A were lower with the front-end sales charge taken into account and higher without deducting for the sales charge. Performance quoted represents past performance and does not guarantee future results. Investment return and principal value of an investment will fluctuate. An investor's shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data shown here. Performance current to the most recent month-end is available online at www.kelmoore.com.

KELMOORE STRATEGY(R) FUND                                      FEBRUARY 28, 2005

HOW DID THE KELMOORE STRATEGY FUND PERFORM RELATIVE TO ITS BENCHMARKS FOR THE PERIOD?
For the year ending February 28, 2005, the Kelmoore Strategy(R) Fund
(the "Strategy Fund") returned (6.82%) and (11.38%) for Class C and Class A shares, respectively, as compared to the S&P 100 return of 3.74% and the BXM return of 7.14%.

WHAT CONTRIBUTED POSITIVELY/NEGATIVELY TO THE PERFORMANCE?
Both share classes underperformed the Strategy Fund's equity Index benchmark, the S&P 100 for the one-year period. The Strategy Fund's equity performance was negatively affected by exposure to pharmaceutical equities held in the Consumer Goods sector.

Both share classes underperformed the Strategy Fund's option-writing Index benchmark, the BXM. This is due in part to the fluctuation in value of the underlying equities. Strategy Fund generally writes out-of-the-money options, however, while the BXM is calculated based on writing at-the-money options. Also other market factors can affect option premium prices, such as the price of the underlying equity, duration of the option, whether or not the equity pays a dividend, the option's strike price, interest rates, and implied volatility. The past year has seen lower levels of implied volatility. Differences in performance between the Fund and the BXM can be attributed to the lower implied volatility, which when combined with differences in market factors negatively impacted option premiums. While the option premiums earned moderated the impact of the declining equities, the Fund's performance overall was negatively impacted by the declining equity values and lower option premiums.

KELMOORE STRATEGY(R) FUND                                      FEBRUARY 28, 2005

                  KELMOORE STRATEGY(R) FUND PERFORMANCE REPORT
--------------------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURN
     One Year Ended 2/28/05*                                   (11.38)%
     Five Years Ended 2/28/05*                                  (8.28)%
     Inception 10/25/99 through 2/28/05*                        (7.01)%
--------------------------------------------------------------------------------

             RESULTS FOR A $10,000 INVESTMENT SINCE FUND INCEPTION.
    The values and returns for the Kelmoore Strategy(R) Fund Class A include reinvestments and the maximum sales charge of 5.50% placed on purchases.

                                STRATEGY CLASS A

                              [PLOT POINTS GRAPH]

                                        Class A            Standard & Poor's 100       CBOE BuyWrite Monthly
                                        -------            ---------------------       ---------------------
10/25/1999                                9,450                    10,000                      10,000
---------------------------------------------------------------------------------------------------------------
2/29/2000                                 9,879                    10,339                      10,219
---------------------------------------------------------------------------------------------------------------
8/31/2000                                11,044                    11,640                      11,612
---------------------------------------------------------------------------------------------------------------
2/28/2001                                 8,491                     9,063                      10,920
---------------------------------------------------------------------------------------------------------------
8/31/2001                                 7,849                     8,216                      10,352
---------------------------------------------------------------------------------------------------------------
2/28/2002                                 7,191                     8,063                      10,040
---------------------------------------------------------------------------------------------------------------
8/31/2002                                 5,821                     6,656                       8,721
---------------------------------------------------------------------------------------------------------------
2/28/2003                                 5,659                     6,208                       9,232
---------------------------------------------------------------------------------------------------------------
8/31/2003                                 6,645                     7,374                      10,490
---------------------------------------------------------------------------------------------------------------
2/29/2004                                 7,226                     8,270                      11,285
---------------------------------------------------------------------------------------------------------------
8/31/2004                                 6,738                     7,964                      11,479
---------------------------------------------------------------------------------------------------------------
2/28/2005                                 6,781                     8,579                      12,091
---------------------------------------------------------------------------------------------------------------

* Assumes reinvestment of all dividends and distributions and the imposition of the maximum front-end sales charge. During the periods certain fees and expenses were waived. Without such waivers, total return would have been lower.

  The S&P 100 is an unmanaged index of large-cap U.S. equities. The BXM is a passive total return index based on selling the near term S&P 500 stock call options against the S&P 500 index portfolio each month.

  The S&P 100 and the BXM are unmanaged indices and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

  Returns quoted represent past performance. Current performance may be lower or higher than the returns shown here. Returns current to the most recent month-end are available at www.kelmoore.com. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

KELMOORE STRATEGY(R) FUND                                      FEBRUARY 28, 2005

                  KELMOORE STRATEGY(R) FUND PERFORMANCE REPORT
--------------------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURN
     One Year Ended 2/28/05*                                 (6.82)%
     Five Years Ended 2/28/05*                               (7.94)%
     Inception 5/3/99 through 2/28/05*                       (5.98)%
--------------------------------------------------------------------------------

             RESULTS FOR A $10,000 INVESTMENT SINCE FUND INCEPTION.

                                STRATEGY CLASS C

                              [PLOT POINTS GRAPH]


                                        Class C            Standard & Poor's 100       CBOE BuyWrite Monthly
                                        -------            ---------------------       ---------------------
5/3/1999                                 10,000                    10,000                      10,000
---------------------------------------------------------------------------------------------------------------
8/31/1999                                10,300                    10,286                      10,292
---------------------------------------------------------------------------------------------------------------
2/29/2000                                10,554                    11,035                      10,655
---------------------------------------------------------------------------------------------------------------
8/31/2000                                11,754                    12,424                      12,107
---------------------------------------------------------------------------------------------------------------
2/28/2001                                 9,012                     9,673                      11,386
---------------------------------------------------------------------------------------------------------------
8/31/2001                                 8,293                     8,770                      10,794
---------------------------------------------------------------------------------------------------------------
2/28/2002                                 7,570                     8,606                      10,469
---------------------------------------------------------------------------------------------------------------
8/31/2002                                 6,093                     7,104                       9,093
---------------------------------------------------------------------------------------------------------------
2/28/2003                                 5,901                     6,626                       9,626
---------------------------------------------------------------------------------------------------------------
8/31/2003                                 6,914                     7,349                      10,774
---------------------------------------------------------------------------------------------------------------
2/29/2004                                 7,487                     8,242                      11,591
---------------------------------------------------------------------------------------------------------------
8/31/2004                                 6,957                     7,937                      11,790
---------------------------------------------------------------------------------------------------------------
2/28/2005                                 6,977                     8,550                      12,419
---------------------------------------------------------------------------------------------------------------

* Assumes reinvestment of all dividends and distributions. During the periods certain fees and expenses were waived. Without such waivers, total return would have been lower.

  The S&P 100 is an unmanaged index of large-cap U.S. equities. The BXM is a passive total return index based on selling the near term S&P 500 stock call options against the S&P 500 index portfolio each month.

  The S&P 100 and the BXM are unmanaged indices and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

  Returns quoted represent past performance. Current performance may be lower or higher than the returns shown here. Returns current to the most recent month-end are available at www.kelmoore.com. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

KELMOORE STRATEGY(R) EAGLE FUND                                FEBRUARY 28, 2005

HOW DID THE KELMOORE STRATEGY(R) EAGLE FUND PERFORM RELATIVE TO ITS BENCHMARKS FOR THE PERIOD?
For the year ending February 28, 2005, the Kelmoore Strategy(R) Eagle Fund (the "Eagle Fund") returned (2.08%) and (7.28%) for Class C and Class A shares, respectively, as compared to the NASDAQ return of 1.64% and the BMX return of 7.14%.

WHAT CONTRIBUTED POSITIVELY/NEGATIVELY TO THE PERFORMANCE?
Both share classes underperformed the Eagle Fund's equity Index benchmark, the NASDAQ. This is due in part to the specific equity holdings in this Fund and the particular characteristics of those holdings. The Eagle Fund holds large-capitalization and mid-capitalization equities from the Financial, Technology and Communications sectors of the NASDAQ. These equities are, by definition, more volatile than the general market and also holdings of the Strategy Fund. Some of the equities held by the Eagle Fund experienced growth for the period; however, the Eagle Fund's equity performance was negatively affected by its exposure to semiconductor companies in the Technology sector.

Both share classes underperformed the Eagle Fund's option-writing Index benchmark, the BXM. This is due in part to the fluctuation in the value of the underlying equities. Eagle Fund generally writes out-of-the-money options, however, while the BXM is calculated based on writing at-the-money options. Also other market factors can affect option premium prices, such as the price of the underlying equity, duration of the option, whether or not the equity pays a dividend, the option's strike price, interest rates, and implied volatility. The past year has seen lower levels of implied volatility. Differences in performance between the Fund and the BXM can be attributed to the lower implied volatility, which when combined with differences in market factors negatively impacted option premiums. While the option premiums earned moderated the impact of the declining equities, the Fund's performance overall was negatively impacted by the declining equity values and lower option premiums.

KELMOORE STRATEGY(R) EAGLE FUND                                FEBRUARY 28, 2005

               KELMOORE STRATEGY(R) EAGLE FUND PERFORMANCE REPORT
--------------------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURN
                                                Class A         Class C
                                                -------         -------
     One Year Ended 2/28/05*                     (7.28)%         (2.08)%
     Inception 6/29/00 through 2/28/05*         (19.73)%        (19.32)%
--------------------------------------------------------------------------------

            RESULTS FOR A $10,000 INVESTMENT SINCE FUND INCEPTION.
         The values and returns for the Kelmoore Strategy(R) Eagle Fund includes reinvestments and the maximum sales charge of
                     5.50% placed on purchases in Class A.

                          STRATEGY EAGLE CLASS A AND C

                              [PLOT POINTS GRAPH]

                    Class A            NASDAQ Composite        CBOE Buy Write Monthly              Class C
                    -------            ----------------        ----------------------              -------
6/29/2000            9,450                  10,000                      10,000                      10,000
---------------------------------------------------------------------------------------------------------------
8/31/2000           10,259                  10,608                      10,544                      10,844
---------------------------------------------------------------------------------------------------------------
2/28/2001            4,250                   5,433                       9,916                       4,474
---------------------------------------------------------------------------------------------------------------
8/31/2001            3,407                   4,566                       9,400                       3,581
---------------------------------------------------------------------------------------------------------------
2/28/2002            3,464                   4,387                       9,117                       3,612
---------------------------------------------------------------------------------------------------------------
8/31/2002            2,547                   3,338                       7,919                       2,656
---------------------------------------------------------------------------------------------------------------
2/28/2003            2,560                   3,405                       8,384                       2,669
---------------------------------------------------------------------------------------------------------------
8/31/2003            3,222                   4,671                       9,496                       3,336
---------------------------------------------------------------------------------------------------------------
2/29/2004            3,645                   5,239                      10,216                       3,747
---------------------------------------------------------------------------------------------------------------
8/31/2004            3,189                   4,756                      10,391                       3,255
---------------------------------------------------------------------------------------------------------------
2/28/2005            3,583                   5,325                      10,945                       3,669
---------------------------------------------------------------------------------------------------------------

* Assumes reinvestment of all dividends and distributions and the imposition of the maximum front-end sales charge for Class A shares. During the periods certain fees and expenses were waived. Without such waivers, total return would have been lower.

  The NASDAQ is an unmanaged index comprised of the NASDAQ National Market and the NASDAQ Small Cap Market. The BXM is a passive total return index based on selling the near term S&P 500 stock index call options against the S&P 500 index portfolio each month.

  The NASDAQ and the BXM are unmanaged indices and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

  Returns quoted represent past performance. Current performance may be lower or higher than the returns shown here. Returns current to the most recent month-end are available at www.kelmoore.com. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

KELMOORE STRATEGY(R) LIBERTY FUND                              FEBRUARY 28, 2005

HOW DID THE KELMOORE STRATEGY(R) LIBERTY FUND PERFORM RELATIVE TO ITS BENCHMARKS FOR THE PERIOD?
For the year ending February 28, 2005, the Kelmoore Strategy(R) Liberty Fund (the "Liberty Fund") returned (0.40%) and (5.12%) for Class C and Class A shares, respectively, as compared to the S&P 100 return of 3.74% and the BXM return of 7.14%.

WHAT CONTRIBUTED POSITIVELY/NEGATIVELY TO THE PERFORMANCE?
Both share classes of the Fund slightly underperformed the equity Index benchmark, the S&P 100. The value of some of the equities in the portfolio increased for the period. However, the Liberty Fund underperformed the equity Index in part because of its exposure to Pharmaceutical equities.

Both share classes of the Liberty Fund underperformed the option-writing Index, the BXM. The Liberty Fund underperformed the BXM in part because of the fluctuation in value of the underlying equities. Liberty Fund generally writes out-of-the-money options, however, while the BXM is calculated based on writing at-the-money options. Also other market factors can affect option premium prices, such as the price of the underlying equity, duration of the option, whether or not the equity pays a dividend, the option's strike price, interest rates. and implied volatility. The past year has seen lower levels of implied volatility. Differences in performance between the Fund and the BXM can be attributed to the lower implied volatility, which when combined with differences in market factors negatively impacted option premiums. However, the Liberty Fund benefited from buying Index puts, which is part of the Liberty Fund's strategy to seek to protect against large or sudden downside market movements.

KELMOORE STRATEGY(R) LIBERTY FUND                              FEBRUARY 28, 2005

              KELMOORE STRATEGY(R) LIBERTY FUND PERFORMANCE REPORT

--------------------------------------------------------------------------------
     AVERAGE ANNUAL TOTAL RETURN
                                                  Class A         Class C
                                                  -------         -------
     One Year Ended 2/28/05*                      (5.12)%         (0.40)%
     Inception 12/26/00 through 2/28/05*          (5.20)%         (4.58)%
--------------------------------------------------------------------------------

            RESULTS FOR A $10,000 INVESTMENT SINCE FUND INCEPTION.
        The values and returns for the Kelmoore Strategy(R) Liberty Fund includes reinvestments and the maximum sales charge of
                     5.50% placed on purchases in Class A.

                         STRATEGY LIBERTY CLASS A AND C

                              [PLOT POINTS GRAPH]

                         Class A            Standard & Poor's       CBOE Buy Write Monthly        Class C
                         -------            -----------------       ----------------------        -------
Inception*                9,450                 10,000                      10,000                 10,000
---------------------------------------------------------------------------------------------------------------
2/28/2001                 8,497                  9,352                       9,766                  8,979
---------------------------------------------------------------------------------------------------------------
8/31/2001                 8,163                  8,479                       9,258                  8,605
---------------------------------------------------------------------------------------------------------------
2/28/2002                 8,123                  8,321                       8,980                  8,531
---------------------------------------------------------------------------------------------------------------
8/31/2002                 6,359                  6,869                       7,800                  6,664
---------------------------------------------------------------------------------------------------------------
2/28/2003                 6,364                  6,406                       8,257                  6,645
---------------------------------------------------------------------------------------------------------------
8/31/2003                 7,435                  7,329                       9,360                  7,729
---------------------------------------------------------------------------------------------------------------
2/29/2004                 7,968                  8,220                      10,069                  8,254
---------------------------------------------------------------------------------------------------------------
8/31/2004                 7,789                  7,916                      10,242                  8,036
---------------------------------------------------------------------------------------------------------------
2/28/2005                 8,001                  8,527                      10,788                  8,222
---------------------------------------------------------------------------------------------------------------


* Assumes reinvestment of all dividends and distributions and the imposition of the maximum front-end sales charge for Class A shares. During the periods, certain fees and expenses were waived. Without such waivers, total return would have been lower.

  The S&P 100 is an unmanaged index of large-cap U.S. equities. The BXM is a passive total return index based on selling the near term S&P 500 stock call options against the S&P 500 index portfolio each month.

  The S&P 100 and the BXM are unmanaged indices and the performance of an index assumes no transaction costs, taxes, management fees or other expenses. A direct investment in an index is not possible.

  Returns quoted represent past performance. Current performance may be lower or higher than the returns shown here. Returns current to the most recent month-end are available at www.kelmoore.com. Past performance does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance graph and table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

KELMOORE STRATEGIC TRUST                                FOR THE SIX MONTHS ENDED
DISCLOSURE OF FUND EXPENSES                                    FEBRUARY 28, 2005

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund. A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

This table illustrates your fund's costs in two ways:

ACTUAL FUND RETURN: This section helps you to estimate the actual expenses, after any applicable fee waivers, that you paid over the period. The "Ending Account Value" shown is derived from the fund's ACTUAL return for the past six month period, the "Expense Ratio" column shows the period's annualized expense ratio, and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund at the beginning of the period.

You may use the information here, together with your account value, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund in the first line under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN: This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had an annual return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is NOT the fund's actual return, the results do not apply to your investment. This example is useful in making comparisons to other mutual funds because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on an assumed 5% annual return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical portions of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

KELMOORE STRATEGIC TRUST                                FOR THE SIX MONTHS ENDED
DISCLOSURE OF FUND EXPENSES - (CONTINUED)                      FEBRUARY 28, 2005


                                       BEGINNING           ENDING                      EXPENSES PAID
                                     ACCOUNT VALUE     ACCOUNT VALUE     EXPENSE       DURING PERIOD
                                        9/01/04           2/28/05       RATIO(1)    9/1/04 - 2/28/05(2)
                                    ---------------   ---------------   --------    -------------------
KELMOORE STRATEGY(R) FUND
---------------------------------
ACTUAL FUND RETURN
Class C .........................     $ 1,000.00        $   932.10         2.68%         $ 12.84
Class A .........................     $ 1,000.00        $   938.70         1.93%         $  9.28

HYPOTHETICAL 5% RETURN
Class C .........................     $ 1,000.00        $ 1,011.50         2.68%         $ 13.37
Class A .........................     $ 1,000.00        $ 1,015.22         1.93%         $  9.64

KELMOORE STRATEGY(R) EAGLE FUND
----------------------------------
ACTUAL FUND RETURN
Class C .........................     $ 1,000.00        $   978.50         2.52%         $ 12.36
Class A .........................     $ 1,000.00        $   982.90         1.78%         $  8.75

HYPOTHETICAL 5% RETURN
Class C .........................     $ 1,000.00        $ 1,012.30         2.52%         $ 12.57
Class A .........................     $ 1,000.00        $ 1,015.97         1.78%         $  8.90

KELMOORE STRATEGY(R) LIBERTY FUND
----------------------------------
ACTUAL FUND RETURN
Class C .........................     $ 1,000.00        $   996.00         3.00%         $ 14.85
Class A .........................     $ 1,000.00        $ 1,004.10         2.25%         $ 11.18

HYPOTHETICAL 5% RETURN
Class C .........................     $ 1,000.00        $ 1,009.92         3.00%         $ 14.95
Class A .........................     $ 1,000.00        $ 1,013.64         2.25%         $ 11.23

------------------
(1) Annualized, based on the Fund's most recent fiscal half-year expenses.
(2) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

KELMOORE STRATEGY(R) FUND
PORTFOLIO OF INVESTMENTS                                       FEBRUARY 28, 2005


PORTFOLIO SECTOR WEIGHTING
(AS A PERCENT OF MARKET VALUE)
--------------------------------------------------------------
1. TECHNOLOGY ...............................................         30.0%
2. CONSUMER GOODS ...........................................          26.3
3. FINANCIAL SERVICES .......................................          21.5
4. MANUFACTURING ............................................          18.5
5. RESOURCES ................................................           3.7
                                                                      -----
                                                                     100.0%


                                                                   Value
 Shares                                                           (Note 1)
--------                                                        ------------
COMMON STOCKS -- 102.1%
                 CONSUMER GOODS -- 26.9%
100,000          Altria Group, Inc. .........................   $  6,565,000
100,000          Amgen, Inc.+ ...............................      6,161,000
200,000          Best Buy Co., Inc. .........................     10,804,000
335,000          Bristol-Myers Squibb Co. ...................      8,385,050
100,000          Caterpillar, Inc. ..........................      9,505,000
100,000          Home Depot Inc. ............................      4,002,000
 24,011          Medco Health Solutions, Inc.+ ..............      1,066,569
100,000          Wal-Mart Stores, Inc. ......................      5,161,000
                                                                ------------
                                                                  51,649,619
                                                                ------------
                 FINANCIAL SERVICES -- 21.6%
 29,600          Bank of America Corp. ......................      1,380,840
200,000          Citigroup, Inc. ............................      9,544,000
100,000          Goldman Sachs Group, Inc. ..................     10,880,000
300,000          JPMorgan Chase & Co. .......................     10,965,000
150,000          Merrill Lynch & Co., Inc. ..................      8,787,000
                                                                ------------
                                                                  41,556,840
                                                                ------------
                 MANUFACTURING -- 18.8%
100,000          Boeing Co. .................................      5,497,000
400,000          General Electric Co. .......................     14,080,000
250,000          General Motors Corp. .......................      8,917,500
100,000          Tyco International, Ltd. ...................      3,348,000
 50,000          3M Co. .....................................      4,197,000
                                                                ------------
                                                                  36,039,500
                                                                ------------


                                                                   Value
 Shares                                                           (Note 1)
--------                                                        ------------
                 RESOURCES -- 3.9%
    200          ChevronTexaco Corp. ........................   $     12,416
 45,000          ConocoPhillips .............................      4,990,050
 38,800          Exxon Mobil Corp. ..........................      2,456,428
                                                                ------------
                                                                   7,458,894
                                                                ------------
                 TECHNOLOGY -- 30.9%
200,000          Apple Computer, Inc.+ ......................      8,972,000
450,000          Applied Materials, Inc.+ ...................      7,875,000
500,000          Cisco Systems, Inc.+ .......................      8,710,000
270,000          Hewlett-Packard Co. ........................      5,616,000
252,400          Intel Corp. ................................      6,052,552
100,000          International Business Machines Corp. ......      9,258,000
100,000          Microsoft Corp. ............................      2,518,000
 50,000          United Technologies Corp. ..................      4,994,000
150,000          Verizon Communications, Inc. ...............      5,395,500
                                                                ------------
                                                                  59,391,052
                                                                ------------
                 TOTAL COMMON STOCKS
                 (Cost $192,676,767). .......................    196,095,905
                                                                ------------
WARRANTS -- 0.0%#
 (Cost $0)
                 TECHNOLOGY -- 0.0%#
 36,415          Lucent Technologies, Inc.+ .................         32,409
                                                                ------------

                       See Notes to Financial Statements.

KELMOORE STRATEGY(R) FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)                         FEBRUARY 28, 2005


Number of
Contract Shares                             Expiration     Strike         Value
Subject to Call/Put                            Date        Price         (Note 1)
-----------------------------------------   ----------     ------       -----------
PUT OPTIONS PURCHASED -- 0.1%
             CONSUMER GOODS -- 0.0%#
100,000      Altria Group, Inc. .........    03/19/05     $ 60.0       $     15,000
                                                                       ------------
             FINANCIAL SERVICES -- 0.0%#
100,000      Goldman Sachs
             Group, Inc. ................    03/19/05      105.0             60,000
                                                                       ------------
             MANUFACTURING -- 0.0%#
 50,000      3M Co. .....................    03/19/05       80.0             10,000
                                                                       ------------
             RESOURCES -- 0.0%#
150,000      Exxon Mobil Corp. ..........    03/19/05       50.0              7,500
                                                                       ------------
             TECHNOLOGY -- 0.1%
270,000      Hewlett-Packard Co. ........    05/21/05       20.0            175,500
                                                                       ------------
             TOTAL PUT OPTIONS PURCHASED
              (Premiums received $656,800) ........................         268,000
                                                                       ------------
             TOTAL INVESTMENTS -- 102.2%
              (Cost $193,333,567) .................................     196,396,314
                                                                       ------------
CALL OPTIONS WRITTEN -- (2.3)% ++
             CONSUMER GOODS -- (0.6)%
100,000      Altria Group, Inc. .........    03/19/05       65.0           (110,000)
100,000      Amgen, Inc. ................    03/19/05       60.0           (250,000)
200,000      Best Buy Co., Inc. .........    03/19/05       55.0           (170,000)
335,000      Bristol-Myers Squibb
             Co. ........................    03/19/05       25.0           (167,500)
100,000      Caterpillar, Inc. ..........    03/19/05       95.0           (170,000)
100,000      Home Depot, Inc. ...........    04/16/05       40.0           (120,000)
100,000      Wal-Mart Stores, Inc. ......    03/19/05       50.0           (185,000)
                                                                       ------------
                                                                         (1,172,500)
                                                                       ------------
             FINANCIAL SERVICES -- (0.2)%
200,000      Citigroup, Inc. ............    03/19/05       47.5           (150,000)
100,000      Goldman Sachs
             Group, Inc. ................    03/19/05      110.0           (140,000)
150,000      Merrill Lynch & Co.,
             Inc. .......................    04/16/05       60.0           (165,000)
                                                                       ------------
                                                                           (455,000)
                                                                        -----------

Number of
Contract Shares                             Expiration     Strike         Value
Subject to Call                                Date        Price         (Note 1)
-----------------------------------------   ----------     ------       -----------
             MANUFACTURING -- (0.3)%
100,000      Boeing Co. ................     03/19/05     $ 55.0       $   (100,000)
400,000      General Electric Co. ......     03/19/05       35.0           (240,000)
250,000      General Motors Corp. ......     03/19/05       35.0           (200,000)
 50,000      3M Co. ....................     03/19/05       85.0            (42,500)
                                                                       ------------
                                                                           (582,500)
                                                                       ------------
             RESOURCES -- (0.2)%
 45,000      ConocoPhillips ............    04/16/05       110.0           (229,500)
 38,800      Exxon Mobil Corp. .........    04/16/05        60.0           (190,120)
                                                                       ------------
                                                                           (419,620)
                                                                       ------------
             TECHNOLOGY -- (1.0)%
200,000      Apple Computer, Inc. ......    03/19/05        37.5         (1,420,000)
270,000      Hewlett-Packard Co. .......    05/21/05        22.5           (121,500)
100,000      International Business
             Machines Corp. ............    03/19/05        90.0           (300,000)
 50,000      United Technologies
             Corp. .....................    03/19/05       100.0            (95,000)
                                                                       ------------
                                                                         (1,936,500)
                                                                       ------------
             TOTAL CALL OPTIONS WRITTEN
              (Premiums received $4,202,265) ...................         (4,566,120)
                                                                       ------------
CASH AND OTHER ASSETS, LESS
LIABILITIES -- 0.1% ............................................            187,614
                                                                       ------------
NET ASSETS -- 100.0% ...........................................       $192,017,808
                                                                       ============

---------------------------------------
+  Non-income producing security.
++ All of the written call options have common stocks pledged as collateral. # Amount represents less than 0.01% of total net assets.


                       See Notes to Financial Statements.

KELMOORE STRATEGY(R) EAGLE FUND
PORTFOLIO OF INVESTMENTS                                       FEBRUARY 28, 2005

PORTFOLIO SECTOR WEIGHTING
(AS A PERCENT OF MARKET VALUE)
---------------------------------------------------------------
1. TECHNOLOGY .................................................          50.5%
2. FINANCIAL SERVICES .........................................          17.2
3. CONSUMER GOODS .............................................          11.6
4. TELECOMMUNICATIONS .........................................          10.8
5. MANUFACTURING ..............................................           9.9
                                                                        -----
                                                                        100.0%
                                                                        -----


                                                                     Value
 Shares                                                             (Note 1)
---------                                                         ------------
COMMON STOCKS -- 100.7%
                   CONSUMER GOODS -- 11.5%
  200,000          Amgen, Inc.+ ...............................   $ 12,322,000
  200,000          Best Buy Co., Inc. .........................     10,804,000
  150,000          IAC/InterActiveCorp.+ ......................      3,375,000
  147,700          XM Satellite Radio Holdings, Inc.,
                   Class A+ ...................................      4,868,192
                                                                  ------------
                                                                    31,369,192
                                                                  ------------
                   FINANCIAL SERVICES -- 17.1%
  150,000          Goldman Sachs Group, Inc. ..................     16,320,000
  300,000          Merrill Lynch & Co., Inc. ..................     17,574,000
  225,000          Morgan Stanley .............................     12,705,750
                                                                  ------------
                                                                    46,599,750
                                                                  ------------
                   MANUFACTURING -- 10.0%
   80,000          Applera Corp. -- Applied Biosystems
                   Group ......................................      1,643,200
  100,000          Biogen Idec, Inc.+ .........................      3,865,000
  200,000          Creative Technology, Ltd. ..................      2,266,000
   70,400          Electronic Arts, Inc.+ .....................      4,540,096
  250,000          MedImmune, Inc.+ ...........................      6,020,000
  300,000          Xilinx, Inc. ...............................      9,060,000
                                                                  ------------
                                                                    27,394,296
                                                                  ------------
                   TECHNOLOGY -- 50.9%
  100,000          Apple Computer, Inc.+ ......................      4,486,000
  550,000          Applied Materials, Inc.+ ...................      9,625,000
1,000,000          Cisco Systems, Inc.+ .......................     17,420,000
  247,700          Hewlett-Packard Co. ........................      5,152,160
  600,000          Intel Corp. ................................     14,388,000
  150,000          International Business Machines Corp. ......     13,887,000


                                                                     Value
 Shares                                                             (Note 1)
---------                                                         ------------
  154,900          Juniper Networks, Inc.+ ....................   $  3,336,546
  200,000          Linear Technology Corp. ....................      7,812,000
  500,000          Lucent Technologies, Inc.+ .................      1,535,000
  400,000          Microsoft Corp. ............................     10,072,000
  149,900          NVIDIA Corp.+ ..............................      4,345,601
1,000,000          Oracle Corp.+ ..............................     12,910,000
  950,000          Sun Microsystems, Inc.+ ....................      4,009,000
  400,000          Texas Instruments, Inc. ....................     10,588,000
1,000,000          TIBCO Software, Inc.+ ......................      9,760,000
  397,300          VERITAS Software Corp.+ ....................      9,622,606
                                                                  ------------
                                                                   138,948,913
                                                                  ------------
                   TELECOMMUNICATIONS -- 11.2%
  200,000          Broadcom Corp., Class A+ ...................      6,450,000
  600,000          Nextel Communications, Inc., Class A+ ......     17,658,000
  400,000          Nokia Oyj, ADR .............................      6,456,000
                                                                  ------------
                                                                    30,564,000
                                                                  ------------
                   TOTAL COMMON STOCKS
                    (Cost $274,230,905). ......................    274,876,151
                                                                  -----------


                       See Notes to Financial Statements.

KELMOORE STRATEGY(R) EAGLE FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)                         FEBRUARY 28, 2005

Number of
Contract Shares                               Expiration      Strike        Value
Subject to Call/Put                              Date         Price        (Note 1)
-------------------------------------------   ----------      -------    ------------
PUT OPTIONS PURCHASED -- 0.2%
               CONSUMER GOODS -- 0.1%
  200,000      Amgen, Inc. ................    03/19/05       $  60.0    $    150,000

               TECHNOLOGY -- 0.1%
  100,000      Apple Computer, Inc. .......    04/16/05          32.5          20,000
  247,700      Hewlett-Packard Co. ........    05/21/05          20.0         161,005
  100,000      VERITAS Software
               Corp. ......................    03/19/05          22.5          22,500
                                                                         ------------
                                                                              203,505
                                                                         ------------
               TELECOMMUNICATIONS -- 0.0%#
  450,000      Nextel Communications,
               Inc. .......................    03/19/05          27.5          22,500
                                                                         ------------
               TOTAL PUT OPTIONS PURCHASED
                (Cost $1,051,660) ...................................         376,005
                                                                         ------------
               TOTAL INVESTMENTS -- 100.9%
                (Cost $275,282,565). ................................     275,252,156
                                                                         ------------
CALL OPTIONS WRITTEN -- (1.5)%++
               MANUFACTURING -- (0.2)%
   70,400      Electronic Arts, Inc. ......    03/19/05          55.0        (647,680)
                                                                         ------------
               TECHNOLOGY -- (0.8)%
  100,000      Apple Computer, Inc. .......    03/19/05          37.5        (710,000)
  247,700      Hewlett-Packard Co. ........    05/21/05          22.5        (111,465)
  149,900      NVIDIA Corp. ...............    03/19/05          25.0        (614,590)
1,000,000      Oracle Corp. ...............    04/16/05          13.0        (650,000)
                                                                         ------------
                                                                           (2,086,055)
                                                                         ------------
               TELECOMMUNICATIONS -- (0.5)%
  600,000      Nextel Communications,
               Inc. .......................    03/19/05          27.5      (1,350,000)
                                                                         ------------
               TOTAL CALL OPTIONS WRITTEN
                (Premiums received $2,282,399) ......................      (4,083,735)
                                                                         ------------

Number of
Contract Shares                               Expiration      Strike        Value
Subject to Put                                   Date         Price        (Note 1)
-------------------------------------------   ----------      -------    ------------
PUT OPTIONS WRITTEN -- (0.1)%
 (Premiums received $164,456)
               TECHNOLOGY -- (0.1)%
45,100         Juniper Networks, Inc.         3/19/2005       $  27.5    $   (270,600)
                                                                         ------------
               TOTAL WRITTEN OPTIONS
                (Premiums received $2,446,855) .......................     (4,354,335)
                                                                         ------------
CASH AND OTHER ASSETS, LESS
LIABILITIES -- 0.7% ..................................................      1,920,830
                                                                         ------------
NET ASSETS -- 100.0% .................................................   $272,818,651
                                                                         ============

---------------------------------------
+  Non-income producing security.
++ All of the written call options have common stocks pledged as collateral. # Amount represents less than 0.01% of total net assets.
ADR - American Depository Receipt


                       See Notes to Financial Statements.

KELMOORE STRATEGY(R) LIBERTY FUND
PORTFOLIO OF INVESTMENTS                                       FEBRUARY 28, 2005

PORTFOLIO SECTOR WEIGHTING
(AS A PERCENT OF MARKET VALUE)
--------------------------------------------------------------
1. CONSUMER GOODS ............................................        33.8%
2. FINANCIAL SERVICES ........................................        25.5
3. TECHNOLOGY ................................................        21.8
4. MANUFACTURING .............................................        14.8
5. RESOURCES .................................................         4.1
                                                                     -----
                                                                     100.0%
                                                                     -----


                                                                    Value
 Shares                                                            (Note 1)
--------                                                         -----------
COMMON STOCKS -- 99.6%
                 CONSUMER GOODS -- 33.8%
 25,000          Abbott Laboratories .........................   $ 1,149,750
 45,000          Altria Group, Inc. ..........................     2,954,250
 30,000          Amgen, Inc.+ ................................     1,848,300
 45,000          Coca-Cola Co. ...............................     1,926,000
 40,000          Eli Lilly & Co. .............................     2,240,000
 35,000          Home Depot, Inc. ............................     1,400,700
  3,000          Hospira, Inc.+ ..............................        88,800
  3,171          Medco Health Solutions, Inc.+ ...............       140,856
 90,000          Merck & Co., Inc. ...........................     2,853,000
 20,000          PepsiCo, Inc. ...............................     1,077,200
100,000          Pfizer, Inc. ................................     2,629,000
 50,000          Procter & Gamble Co. ........................     2,654,500
100,000          Time Warner, Inc.+ ..........................     1,723,000
 20,000          Wal-Mart Stores, Inc. .......................     1,032,200
                                                                 ----------
                                                                  23,717,556
                                                                 -----------
                 FINANCIAL SERVICES -- 25.2%
 24,600          American International Group, Inc. ..........     1,643,280
 87,500          Bank of America Corp. .......................     4,081,875
 65,000          Citigroup, Inc. .............................     3,101,800
 15,000          Goldman Sachs Group, Inc. ...................     1,632,000
 55,000          JPMorgan Chase & Co. ........................     2,010,250
 30,000          Merrill Lynch & Co., Inc. ...................     1,757,400
 40,000          Morgan Stanley ..............................     2,258,800
    700          Wachovia Corp. ..............................        37,107
 20,000          Wells Fargo & Co. ...........................     1,187,600
                                                                 -----------
                                                                  17,710,112
                                                                 -----------


                                                                    Value
 Shares                                                            (Note 1)
--------                                                         -----------
                 MANUFACTURING -- 14.6%
 50,000          General Electric Co. ........................   $ 1,760,000
 60,000          General Motors Corp. ........................     2,140,200
 50,000          Tyco International, Ltd. ....................     1,674,000
 51,900          Wyeth .......................................     2,118,558
 30,000          3M Co. ......................................     2,518,200
                                                                 -----------
                                                                  10,210,958
                                                                 -----------
                 RESOURCES -- 4.4%
 50,000          ChevronTexaco Corp. .........................     3,104,000
    100          Exxon Mobil Corp. ...........................         6,331
                                                                 -----------
                                                                   3,110,331
                                                                 -----------
                 TECHNOLOGY -- 21.6%
100,000          Cisco Systems, Inc.+ ........................     1,742,000
  1,700          Dell, Inc.+ .................................        68,153
 50,000          Hewlett-Packard Co. .........................     1,040,000
 30,000          International Business Machines Corp.             2,777,400
140,000          Intel Corp. .................................     3,357,200
120,000          Microsoft Corp. .............................     3,021,600
100,000          Oracle Corp.+ ...............................     1,291,000
  1,100          Texas Instruments, Inc. .....................        29,117
 50,000          Verizon Communications, Inc. ................     1,798,500
                                                                 -----------
                                                                  15,124,970
                                                                 -----------
                 TOTAL COMMON STOCKS
                  (Cost $73,411,626)..........................    69,873,927
                                                                 -----------


                       See Notes to Financial Statements.

KELMOORE STRATEGY(R) LIBERTY FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)                         FEBRUARY 28, 2005

Number of
Contract Shares                        Expiration    Strike       Value
Subject to Call/Put                       Date        Price      (Note 1)
-------------------------------------  ----------   --------   -------------
PUT OPTIONS PURCHASED -- 0.1%
          MANUFACTURING -- 0.1%
  50,000  General Electric Co. ......  06/18/05     $  35.0    $      42,500
                                                               -------------
          TECHNOLOGY -- 0.0%#
  50,000  Hewlett Packard Co. .......  05/21/05        20.0           32,500
                                                               -------------
          TOTAL PUT OPTIONS PURCHASED
           (Premiums received $89,605).....................           75,000
                                                               -------------
          TOTAL INVESTMENTS -- 99.7%
           (Cost $73,501,231) .............................       69,948,927
                                                               -------------
CALL OPTIONS WRITTEN -- (2.2)%++
          CONSUMER GOODS -- (0.8)%
  25,000  Abbott Laboratories .......  04/16/05        45.0          (43,125)
  45,000  Altria Group, Inc. ........  03/19/05        60.0         (261,000)
  30,000  Amgen, Inc. ...............  03/19/05        60.0          (75,000)
  40,000  Eli Lilly & Co. ...........  03/19/05        55.0          (92,000)
  35,000  Home Depot, Inc. ..........  04/16/05        40.0          (42,000)
 100,000  Pfizer, Inc. ..............  04/16/05        27.5          (45,000)
  50,000  Procter & Gamble Co. ......  04/16/05        55.0          (25,000)
                                                               -------------
                                                                    (583,125)
                                                               -------------
          FINANCIAL SERVICES -- (0.4)%
  24,600  American International
          Group, Inc. ...............  05/21/05        70.0          (33,210)
  87,500  Bank of America
          Corp. .....................  03/19/05        45.0         (122,500)
  65,000  Citigroup, Inc. ...........  06/18/05        50.0          (42,250)
  15,000  Goldman Sachs
          Group, Inc. ...............  04/16/05       115.0          (12,000)
  30,000  Merrill Lynch & Co.,
          Inc. ......................  04/16/05        60.0          (33,000)
  40,000  Morgan Stanley ............  03/19/05        60.0           (6,000)
  20,000  Wells Fargo & Co. .........  03/19/05        60.0          (14,000)
                                                               -------------
                                                                    (262,960)
                                                               -------------
          MANUFACTURING -- (0.2)%
  50,000  General Electric Co. ......  04/16/05        35.0          (47,500)
  60,000  General Motors Corp. ......  03/19/05        35.0          (48,000)
  30,000  3M Co. ....................  03/19/05        85.0          (25,500)
                                                               -------------
                                                                    (121,000)
                                                               -------------
          RESOURCES -- (0.5)%
  50,000  ChevronTexaco Corp. .......  03/19/05        55.0         (325,000)
     100  Exxon Mobil Corp. .........  03/19/05        50.0           (1,345)
                                                               -------------
                                                                    (326,345)
                                                               -------------

Number of
Contract Shares                        Expiration    Strike       Value
Subject to Call                           Date        Price      (Note 1)
-------------------------------------  ----------   --------   -------------
          TECHNOLOGY -- (0.3)%
 50,000   Hewlett-Packard Co. .......  05/21/05     $  22.5    $     (22,500)
 30,000   International Business
          Machines Corp. ............  04/16/05        90.0         (114,000)
100,000   Oracle Corp. ..............  03/19/05        13.0          (40,000)
 50,000   Verizon Communications,
          Inc. ......................  03/19/05        35.0          (67,500)
                                                               -------------
                                                                    (244,000)
                                                               -------------
          TOTAL CALL OPTIONS WRITTEN
           (Premiums received $1,300,353) .................       (1,537,430)
                                                               -------------
CASH AND OTHER ASSETS, LESS
LIABILITIES -- 2.5% .......................................        1,778,370
                                                               -------------
NET ASSETS -- 100.0% ....................................      $  70,189,867
                                                               =============

---------------------------------------
+  Non-income producing security.
++ All of the written call options have common stocks pledged as collateral. # Amount represents less than 0.01% of total net assets.


                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
STATEMENTS OF ASSETS AND LIABILITIES                           FEBRUARY 28, 2005

                                                                      Kelmoore         Kelmoore Strategy(R)   Kelmoore Strategy(R)
                                                                  Strategy(R) Fund          Eagle Fund            Liberty Fund
                                                                  ----------------     --------------------   --------------------
ASSETS:
 Investments at market value (Cost $193,333,567,
   $275,282,565 and $73,501,231, respectively) (Note 1) ......... $   196,396,314         $ 275,252,156          $  69,948,927
 Cash (Note 1) ..................................................              --               533,609                     --
 Segregated cash for open put option contracts (Note 1) .........              --             2,887,500                     --
 Receivables:
    Premiums for options written ................................       2,919,768               605,354                938,891
    Investment securities sold ..................................              --                    --              1,086,589
    Capital stock sold ..........................................         523,477             3,274,373                777,086
    Dividends and interest ......................................         343,206               121,796                160,913
  Prepaid assets ................................................          79,878                99,875                 35,388
                                                                  ---------------         -------------          -------------
    TOTAL ASSETS ................................................     200,262,643           282,774,663             72,947,794
                                                                  ---------------         -------------          -------------
LIABILITIES:
 Payables:
    Due to custodian ............................................         948,139                    --                572,262
    Investment securities purchased .............................              --             3,704,470                     --
    Written options closed ......................................         954,692                    --                     --
    Capital stock redeemed ......................................       1,314,429             1,386,227                489,432
    Advisory fees ...............................................         149,626               162,784                 31,127
    Distribution fees (Class C) .................................          70,621                83,876                 22,162
    Distribution fees (Class A) .................................          20,282                30,980                  7,915
    Distributions payable .......................................           1,573                17,095                  5,270
    Other accrued expenses ......................................         219,353               216,245                 92,329
 Option contracts written (Proceeds $4,202,265,
   $2,446,855 and $1,300,353, respectively) (Note 1) ............       4,566,120             4,354,335              1,537,430
                                                                  ---------------         -------------          -------------
    TOTAL LIABILITIES ...........................................       8,244,835             9,956,012              2,757,927
                                                                  ---------------         -------------          -------------
NET ASSETS ...................................................... $   192,017,808         $ 272,818,651          $  70,189,867
                                                                  ===============         =============          =============
CLASS C SHARES:
 Applicable to 2,811,940, 8,073,713 and 535,293 shares,
  respectively; unlimited number of shares of beneficial
  interest authorized with $0.001 par value ..................... $    89,996,472         $ 109,197,235          $  28,745,443
                                                                  ===============         =============          =============
 Net asset value, offering and redemption price per
   Class C share ................................................ $         32.01         $       13.53          $       53.70
                                                                  ===============         =============          =============
CLASS A SHARES:
 Applicable to 3,005,855, 11,462,116 and 744,515 shares,
  respectively; unlimited number of shares of beneficial
  interest authorized with $0.001 par value ..................... $   102,021,336         $ 163,621,416          $  41,444,424
                                                                  ===============         =============          =============
 Net asset value and redemption price per Class A share ......... $         33.94         $       14.27          $       55.67
                                                                  ===============         =============          =============
 Offering price per Class A share (Net asset value divided by
  0.945)* ....................................................... $         35.92         $       15.10          $       58.91
                                                                  ===============         =============          =============
NET ASSETS CONSIST OF:
 Paid-in capital ................................................ $   363,745,652         $ 281,099,698          $  74,512,736
 Accumulated net realized loss on securities and options ........    (174,426,736)           (6,343,158)              (533,488)
 Net unrealized appreciation/(depreciation) on securities
  and options ...................................................       2,698,892            (1,937,889)            (3,789,381)
                                                                  ---------------         -------------          -------------
 NET ASSETS ..................................................... $   192,017,808         $ 272,818,651          $  70,189,867
                                                                  ===============         =============          =============

------------------
*Offering price includes sales charge of 5.50%.

                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
STATEMENTS OF OPERATIONS                            YEAR ENDED FEBRUARY 28, 2005

                                                                       Kelmoore       Kelmoore Strategy(R)   Kelmoore Strategy(R)
                                                                   Strategy(R) Fund        Eagle Fund            Liberty Fund
                                                                   ----------------   --------------------   --------------------
INVESTMENT INCOME:
 Dividends ......................................................   $   6,770,366        $   2,206,893          $   1,403,826
 Interest .......................................................          59,136              124,210                 55,873
                                                                    -------------        -------------          -------------
   Total Income .................................................       6,829,502            2,331,103              1,459,699
                                                                    -------------        -------------          -------------
EXPENSES:
 Investment advisory fees (Note 3) ..............................       2,247,429            2,142,441                610,587
 Distribution fees Class C (Note 3) .............................       1,078,564              890,371                262,085
 Distribution fees Class A (Note 3) .............................         292,216              313,018                 87,126
 Accounting fees ................................................          80,880               79,483                 58,233
 Administration fees ............................................         187,371              182,122                 86,059
 Custodian fees .................................................          50,010               54,729                 19,874
 Insurance fees .................................................          53,883               37,689                 11,734
 Printing fees ..................................................         124,502               82,098                 26,451
 Professional fees ..............................................         152,101              134,206                 77,226
 Registration fees ..............................................          49,898               61,761                 34,110
 Transfer agent fees ............................................         770,811              626,474                211,077
 Trustees' fees .................................................          17,271               11,866                  3,535
                                                                    -------------        -------------          -------------
   Total Expenses ...............................................       5,104,936            4,616,258              1,488,097
   Expense Waiver (Note 3) ......................................          (2,189)             (45,011)               (22,694)
   Recoupment of Prior Year Fee Waivers
    (Note 3) ....................................................              --               30,813                104,982
                                                                    -------------        -------------          -------------
   Net Expenses .................................................       5,102,747            4,602,060              1,570,385
                                                                    -------------        -------------          -------------
 Net investment income/(loss) ...................................       1,726,755           (2,270,957)              (110,686)
                                                                    -------------        -------------          -------------
REALIZED AND UNREALIZED GAIN/(LOSS)
 ON INVESTMENTS:
  Net realized gain/(loss) from:
   Security transactions ........................................      (9,696,860)            (354,369)             2,894,087
   Options ......................................................      (4,976,696)           1,721,461              1,574,278
  Net change in unrealized appreciation/(depreciation) on:
   Security transactions ........................................      (3,086,026)           3,481,056             (4,141,589)
   Options ......................................................         532,016           (2,557,758)               170,549
                                                                    -------------        -------------          -------------
    Net realized and unrealized gain/(loss) on investments ......     (17,227,566)           2,290,390                497,325
                                                                    -------------        -------------          -------------
  Net increase/(decrease) in net assets resulting from
   operations....................................................   $ (15,500,811)       $      19,433          $     386,639
                                                                    =============        =============          =============

                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                  Kelmoore                 Kelmoore Strategy(R)           Kelmoore Strategy(R)
                                              Strategy(R) Fund                  Eagle Fund                   Liberty Fund
                                         ---------------------------    ---------------------------    ---------------------------
                                          Year Ended     Year Ended      Year Ended     Year Ended      Year Ended    Year Ended
                                         February 28,   February 29,    February 28,   February 29,    February 28,   February 29,
                                             2005           2004            2005           2004            2005          2004
                                         ------------   ------------    ------------   ------------    ------------   -----------
OPERATIONS:
 Net investment income/(loss) ........   $  1,726,755   $ (1,650,196)   $ (2,270,957)  $ (2,036,511)   $   (110,686)  $  (406,372)
 Net realized gain/(loss) on
  securities and options .............    (14,673,556)    33,828,678       1,367,092     25,059,219       4,468,365     4,302,834
 Net change in unrealized
  appreciation/(depreciation) on
  securities and options .............     (2,554,010)    12,473,449         923,298      6,776,444      (3,971,040)    2,817,368
                                         ------------   ------------    ------------   ------------    ------------   -----------
 Net increase/(decrease) in net
  assets resulting from operations ...    (15,500,811)    44,651,931          19,433     29,799,152         386,639     6,713,830
                                         ------------   ------------    ------------   ------------    ------------   -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income:
   Class C ...........................       (407,971)            --              --             --              --            --
   Class A ...........................     (1,316,534)            --              --             --              --            --
 Realized capital gains:
   Class C ...........................             --    (11,166,026)       (569,291)    (8,602,495)     (1,508,883)   (1,374,528)
   Class A ...........................             --    (10,147,043)       (762,032)    (9,131,584)     (1,945,149)   (1,663,173)
 Tax return of capital:
   Class C ...........................    (12,938,013)            --     (20,708,105)            --      (1,400,851)           --
   Class A ...........................    (12,310,604)            --     (27,719,132)            --      (1,805,882)           --
                                         ------------   ------------    ------------   ------------    ------------   -----------
   Total distributions to shareholders    (26,973,122)   (21,313,069)    (49,758,560)   (17,734,079)     (6,660,765)   (3,037,701)
                                         ------------   ------------    ------------   ------------    ------------   -----------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold:
   Class C ...........................     33,743,449     38,451,335      64,446,891     46,321,032      18,818,961    13,492,406
   Class A ...........................     62,558,294     64,971,475     140,322,393     71,456,366      27,966,665    18,622,804
 Reinvestment of distributions:
   Class C ...........................      8,350,687      7,587,955      13,913,161      5,887,571       1,352,111       857,964
   Class A ...........................      7,010,161      5,842,240      14,230,223      5,447,685       1,804,831       905,746
 Cost of shares redeemed:
   Class C ...........................    (45,284,719)   (28,322,735)    (21,875,791)   (11,033,265)    (10,347,694)   (5,655,506)
   Class A ...........................    (63,280,667)   (33,976,370)    (55,291,704)   (15,980,711)    (14,439,347)   (4,646,079)
                                         ------------   ------------    ------------   ------------    ------------   -----------
 Increase in net assets derived from
  capital share transactions (a) .....      3,097,205     54,553,900     155,745,173    102,098,678      25,155,527    23,577,335
                                         ------------   ------------    ------------   ------------    ------------   -----------
   TOTAL INCREASE/(DECREASE) IN NET
    ASSETS ...........................    (39,376,728)    77,892,762     106,006,046    114,163,751      18,881,401    27,253,464
                                         ------------   ------------    ------------   ------------    ------------   -----------
NET ASSETS:
 Beginning of year ...................    231,394,536    153,501,774     166,812,605     52,648,854      51,308,466    24,055,002
                                         ------------   ------------    ------------   ------------    ------------   -----------
 End of year. ........................   $192,017,808   $231,394,536    $272,818,651   $166,812,605    $ 70,189,867   $51,308,466
                                         ============   ============    ============   ============    ============   ===========
 (a)Transactions in capital stock were
   Shares sold:
     Class C .........................      9,475,090     10,159,498      42,552,533     27,049,808       3,312,798     2,262,067
     Class A .........................     17,017,405     16,582,188      88,893,493     40,558,079       4,760,581     3,059,630
   Shares issued through reinvestment
    of distributions:
     Class C .........................      2,270,878      2,033,578       8,772,199      3,512,774         228,406       146,321
     Class A .........................      1,802,411      1,502,874       8,623,692      3,150,450         294,306       151,239
   Shares redeemed:
     Class C .........................    (12,970,584)    (7,570,786)    (14,559,769)    (6,604,463)     (1,811,343)     (957,471)
     Class A .........................    (17,010,840)    (8,642,438)    (36,109,069)    (9,141,910)     (2,431,929)     (770,873)
   Shares reduced by 1-for-10 reverse
    stock split (Note 7):
     Class C .........................    (25,409,320)            --     (71,359,493)            --      (4,814,150)           --
     Class A .........................    (27,508,949)            --    (100,116,023)            --      (6,645,230)           --
                                         ------------   ------------    ------------   ------------    ------------   -----------
 Increase/(decrease) in shares
   outstanding .......................    (52,333,909)    14,064,914     (73,302,437)    58,524,738      (7,106,561)    3,890,913
                                         ============   ============    ============   ============    ============   ===========

                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS                                           FEBRUARY 28, 2005

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

All per share amounts and net asset values have been adjusted as a result of the 1-for-10 reverse stock split on February 18, 2005. (See Note 7)

                                                                  Kelmoore Strategy(R) Fund -- Class C
                                                -------------------------------------------------------------------------
                                                  Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                 February 28,   February 29,   February 28,   February 28,   February 28,
                                                     2005           2004           2003           2002           2001
                                                 ------------   ------------   ------------   ------------   ------------
Net asset value,
 beginning of year ............................    $ 38.90        $  34.30       $  48.30       $  63.30        $  88.00
                                                   -------        --------       --------       --------        --------
  Income/(loss) from investment operations:
  Net investment income/(loss) ................       0.14           (0.40)         (0.70)         (0.80)          (0.70)
  Net realized and unrealized gain/(loss) on
   investments ................................      (2.70)           9.20          (9.80)         (8.80)          (9.90)
                                                   -------        --------       --------       --------        --------
    Total from investment operations ..........      (2.56)           8.80         (10.50)         (9.60)         (10.60)
                                                   -------        --------       --------       --------        --------
  Less distributions from:
  Net investment income .......................      (0.13)             --             --             --              --
  Realized capital gains ......................         --           (4.20)         (0.10)         (0.40)         (14.10)
  Tax return of capital .......................      (4.20)             --          (3.40)         (5.00)             --
                                                   -------        --------       --------       --------        --------
Net asset value, end of year ..................    $ 32.01        $  38.90       $  34.30       $  48.30        $  63.30
                                                   =======        ========       ========       ========        ========
Total return ..................................      (6.82)%         26.88%        (22.04)%       (16.00)%        (14.61)%

Ratios/Supplemental Data
  Net assets, end of year (in 000s) ...........    $89,996        $114,552       $ 85,166       $153,639        $177,870
  Ratio of expenses to average net assets:
    Before fee waivers ........................       2.66%           2.75%          2.74%          2.51%           2.41%
    After fee waivers .........................       2.66%           2.75%          2.74%          2.51%           2.41%
  Ratio of net investment income/(loss) to
   average net assets:
    Before fee waivers ........................       0.38%          (1.21)%        (1.74)%        (1.40)%         (0.89)%
    After fee waivers .........................       0.38%          (1.21)%        (1.74)%        (1.40)%         (0.89)%
  Portfolio turnover rate .....................     104.28%         153.30%        111.73%        133.04%         166.43%

                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS - (CONTINUED)                             FEBRUARY 28, 2005

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

All per share amounts and net asset values have been adjusted as a result of the 1-for-10 reverse stock split on February 18, 2005. (See Note 7)

                                                                  Kelmoore Strategy(R) Fund -- Class A
                                                -------------------------------------------------------------------------
                                                  Year Ended     Year Ended     Year Ended     Year Ended     Year Ended
                                                 February 28,   February 29,   February 28,   February 28,   February 28,
                                                     2005           2004           2003           2002           2001
                                                 ------------   ------------   ------------   ------------   ------------
Net asset value,
 beginning of year ............................   $  40.70        $ 35.50        $  49.40       $  64.10      $  88.40
                                                  --------       --------        --------       --------      --------
  Income/(loss) from investment operations:
  Net investment income/(loss) ................       0.45          (0.20)          (0.40)         (0.40)        (0.10)
  Net realized and unrealized gain/(loss) on
   investments ................................      (2.88)          9.60          (10.00)         (8.90)       (10.10)
                                                  --------       --------        --------       --------      --------
    Total from investment operations ..........      (2.43)          9.40          (10.40)         (9.30)       (10.20)
                                                  --------       --------        --------       --------      --------
  Less distributions from:
  Net investment income .......................      (0.41)            --              --             --            --
  Realized capital gains ......................         --          (4.20)          (0.10)         (0.40)       (14.10)
  Tax return of capital .......................      (3.92)            --           (3.40)         (5.00)           --
                                                  --------       --------        --------       --------      --------
Net asset value, end of year ..................   $  33.94       $  40.70        $  35.50       $  49.40      $  64.10
                                                  ========       ========        ========       ========      ========
Total return+ .................................      (6.16)%        27.70%         (21.31)%       (15.31)%      (14.05)%

Ratios/Supplemental Data
  Net assets, end of year (in 000s) ...........   $102,021       $116,842        $ 68,336       $110,452      $ 93,728
  Ratio of expenses to average net assets:
    Before fee waivers ........................       1.91%          2.00%           1.99%          1.76%         1.66%
    After fee waivers .........................       1.91%          2.00%           1.99%          1.76%         1.66%
  Ratio of net investment income/(loss) to
   average net assets:
    Before fee waivers ........................       1.13%         (0.46)%         (0.99)%        (0.65)%       (0.14)%
    After fee waivers .........................       1.13%         (0.46)%         (0.99)%        (0.65)%       (0.14)%
  Portfolio turnover rate .....................     104.28%        153.30%         111.73%        133.04%       166.43%

------------------
+ Total return calculation does not reflect sales load.

                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS - (CONTINUED)                             FEBRUARY 28, 2005

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

All per share amounts and net asset values have been adjusted as a result of the 1-for-10 reverse stock split on February 18, 2005. (See Note 7)


                                                                   Kelmoore Strategy(R) Eagle Fund -- Class C
                                                   ---------------------------------------------------------------------------
                                                     Year Ended     Year Ended     Year Ended     Year Ended     Period Ended
                                                    February 28,   February 29,   February 28,   February 28,    February 28,
                                                        2005           2004           2003           2002           2001*
                                                    ------------   ------------   ------------   ------------    ------------
Net asset value,
 beginning of period .............................   $  17.60        $ 15.20        $  24.30       $  35.70      $  100.00
                                                     --------        -------        --------       --------      ---------
  Income/(loss) from investment operations:
  Net investment loss ............................      (0.17)         (0.30)          (0.50)         (0.80)         (1.00)#
  Net realized and unrealized gain/(loss) on
   investments ...................................      (0.26)          5.90           (5.70)         (5.60)        (46.20)
                                                     --------        -------        --------       --------      ---------
    Total from investment operations .............      (0.43)          5.60           (6.20)         (6.40)        (47.20)
                                                     --------        -------        --------       --------      ---------
  Less distributions from:
  Realized capital gains .........................      (0.09)         (3.20)          (0.10)         (0.20)        (17.10)
  Tax return of capital ..........................      (3.55)            --           (2.80)         (4.80)            --
                                                     --------        -------        --------       --------      ---------
Net asset value, end of period ...................   $  13.53        $ 17.60        $  15.20       $  24.30      $   35.70
                                                     ========        =======        ========       ========      =========
Total return .....................................      (2.08)%        40.39%         (26.12)%       (19.25)%       (55.26)%(2)

Ratios/Supplemental Data
  Net assets, end of period (in 000s) ............   $109,197        $75,201        $ 28,414       $ 20,475      $  14,884
  Ratio of expenses to average net assets:
    Before fee waivers, expense reimbursements
     and including recoupment of prior year fee
     waivers .....................................       2.61%          3.00%           3.12%          2.99%          4.13%(1)
    After fee waivers, expense reimbursements
     and including recoupment of prior year fee
     waivers .....................................       2.59%          3.00%           3.00%          2.99%          2.99%(1)
  Ratio of net investment loss to average net
   assets:
    Before fee waivers, expense reimbursements
     and including recoupment of prior year fee
     waivers .....................................      (1.52)%        (2.46)%         (2.71)%        (2.68)%        (3.62)%(1)
    After fee waivers, expense reimbursements
     and including recoupment of prior year fee
     waivers .....................................      (1.50)%        (2.46)%         (2.58)%        (2.68)%        (2.47)%(1)
  Portfolio turnover rate ........................      29.90%        152.84%          87.97%        119.01%         83.44%(2)

------------------
 *  Kelmoore Strategy Eagle Class C commenced operations on June 29, 2000.
(1) Annualized.
(2) Not Annualized.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.


                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS - (CONTINUED)                             FEBRUARY 28, 2005

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

All per share amounts and net asset values have been adjusted as a result of the 1-for-10 reverse stock split on February 18, 2005. (See Note 7)

                                                                  Kelmoore Strategy(R) Eagle Fund -- Class A
                                                  ---------------------------------------------------------------------------
                                                    Year Ended     Year Ended     Year Ended     Year Ended     Period Ended
                                                   February 28,   February 29,   February 28,   February 28,    February 28,
                                                       2005           2004           2003           2002           2001*
                                                   ------------   ------------   ------------   ------------    ------------
Net asset value,
 beginning of period ............................   $  18.30        $ 15.50        $  24.70       $  35.90      $ 100.00
                                                    --------        -------        --------       --------      --------
  Income/(loss) from investment operations:
  Net investment loss ...........................      (0.08)         (0.20)          (0.30)         (0.40)        (0.70)#
  Net realized and unrealized gain/(loss) on
   investments ..................................      (0.31)          6.20           (6.00)         (5.80)       (46.30)
                                                    --------        -------        --------       --------      --------
    Total from investment operations ............      (0.39)          6.00           (6.30)         (6.20)       (47.00)
                                                    --------        -------        --------       --------      --------
  Less distributions from:
  Realized capital gains ........................      (0.09)         (3.20)          (0.10)         (0.20)       (17.10)
  Tax return of capital .........................      (3.55)            --           (2.80)         (4.80)           --
                                                    --------        -------        --------       --------      --------
Net asset value, end of period ..................   $  14.27        $ 18.30        $  15.50       $  24.70      $  35.90
                                                    ========        =======        ========       ========      ========
Total return+ ...................................      (1.71)%        42.38%         (26.09)%       (18.51)%      (55.04)%(2)

Ratios/Supplemental Data
  Net assets, end of period (in 000s) ...........   $163,621        $91,612        $ 24,235       $ 22,965      $  8,411
  Ratio of expenses to average net assets:
    Before fee waivers, expense reimbursements
     and including recoupment of prior year
     fee waivers ................................       1.86%          2.25%           2.37%          2.24%         3.38%(1)
    After fee waivers, expense reimbursements
     and including recoupment of prior year
     fee waivers ................................       1.84%          2.25%           2.25%          2.24%         2.24%(1)
  Ratio of net investment loss to average net
   assets:
    Before fee waivers, expense reimbursements
     and including recoupment of prior year
     fee waivers ................................      (0.77)%        (1.71)%         (1.96)%        (1.93)%       (2.87)%(1)
    After fee waivers, expense reimbursements
     and including recoupment of prior year
     fee waivers ................................      (0.75)%        (1.71)%         (1.83)%        (1.93)%       (1.72)%(1)
  Portfolio turnover rate .......................      29.90%        152.84%          87.97%        119.01%        83.44%(2)

------------------
 *  Kelmoore Strategy Eagle Class A commenced operations on June 29, 2000.
(1) Annualized.
(2) Not Annualized.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
 +  Total return calculation does not reflect sales load.

                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS - (CONTINUED)                             FEBRUARY 28, 2005

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

All per share amounts and net asset values have been adjusted as a result of the 1-for-10 reverse stock split on February 18, 2005. (See Note 7)

                                                                 Kelmoore Strategy(R) Liberty Fund -- Class C
                                                  ---------------------------------------------------------------------------
                                                    Year Ended     Year Ended     Year Ended     Year Ended     Period Ended
                                                   February 28,   February 29,   February 28,   February 28,    February 28,
                                                       2005           2004           2003           2002           2001*
                                                   ------------   ------------   ------------   ------------    ------------
Net asset value,
 beginning of period ............................    $ 60.30        $ 53.10        $  75.00       $  89.30      $ 100.00
                                                     -------        -------        --------       --------      --------
  Income/(loss) from investment operations:
  Net investment loss ...........................      (0.30)         (0.70)          (1.10)         (1.00)        (0.20)#
  Net realized and unrealized gain/(loss) on
   investments ..................................      (0.05)         13.20          (15.20)         (3.10)       (10.00)
                                                     -------        -------        --------       --------      --------
    Total from investment operations ............      (0.35)         12.50          (16.30)         (4.10)       (10.20)
                                                     -------        -------        --------       --------      --------
  Less distributions from:
  Realized capital gains ........................      (3.20)         (5.30)          (3.90)        (10.20)        (0.50)
  Tax return of capital .........................      (3.05)            --           (1.70)            --            --
                                                     -------        -------        --------       --------      --------
Net asset value, end of period ..................    $ 53.70        $ 60.30        $  53.10       $  75.00      $  89.30
                                                     =======        =======        ========       ========      =========
Total return ....................................      (0.40)%        24.21%         (22.11)%        (5.00)%      (10.21)%(2)

Ratios/Supplemental Data
  Net assets, end of period (in 000s) ...........    $28,745        $21,832        $ 11,509       $ 14,753      $  2,072
  Ratio of expenses to average net assets:
    Before fee waivers, expense reimbursements
     and including recoupment of prior year
     fee waivers ................................       3.04%          3.11%           3.30%          4.53%        19.58%(1)
    After fee waivers, expense reimbursements
     and including recoupment of prior year
     fee waivers ................................       3.00%          3.00%           3.00%          3.00%         3.00%(1)
 Ratio of net investment loss to average net
   assets:
    Before fee waivers, expense reimbursements
     and including recoupment of prior year
     fee waivers ................................      (0.65)%        (1.67)%         (2.13)%        (3.57)%      (17.88)%(1)
    After fee waivers, expense reimbursements
     and including recoupment of prior year
     fee waivers ................................      (0.61)%        (1.56)%         (1.83)%        (2.04)%       (1.30)%(1)
  Portfolio turnover rate .......................      98.74%        193.32%         111.37%        131.62%        50.94%(2)

------------------
 #  Kelmoore Strategy Liberty Class C commenced operations on December 26,
    2000.
(1) Annualized.
(2) Not Annualized.
(3) Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.

                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
FINANCIAL HIGHLIGHTS - (CONTINUED)                             FEBRUARY 28, 2005

The table below sets forth financial data for one share of beneficial interest outstanding throughout the periods presented.

All per share amounts and net asset values have been adjusted as a result of the 1-for-10 reverse stock split on February 18, 2005. (See Note 7)

                                                                 Kelmoore Strategy(R) Liberty Fund -- Class A
                                                  ---------------------------------------------------------------------------
                                                    Year Ended     Year Ended     Year Ended     Year Ended     Period Ended
                                                   February 28,   February 29,   February 28,   February 28,    February 28,
                                                       2005           2004           2003           2002           2001*
                                                   ------------   ------------   ------------   ------------    ------------
Net asset value,
 beginning of period ............................    $ 61.80        $ 53.90        $  75.60       $  89.40      $ 100.00
                                                     -------        -------        --------       --------      --------
  Income/(loss) from investment operations:
  Net investment income/(loss) ..................       0.07          (0.30)          (0.60)         (0.50)        (0.10)#
  Net realized and unrealized gain/(loss) on
   investments ..................................       0.05          13.50          (15.50)         (3.10)       (10.00)
                                                     -------        -------        --------       --------      --------
    Total from investment operations ............       0.12          13.20          (16.10)         (3.60)       (10.10)
                                                     -------        -------        --------       --------      --------
  Less distributions from:
  Realized capital gains ........................      (3.20)         (5.30)          (3.90)        (10.20)        (0.50)
  Tax return of capital .........................      (3.05)            --           (1.70)            --            --
                                                     -------        -------        --------       --------      --------
Net asset value, end of period ..................    $ 55.67        $ 61.80        $  53.90       $  75.60      $  89.40
                                                     =======        =======        ========       ========      =========
Total return+ ...................................       0.41%         25.19%         (21.65)%        (4.39)%      (10.11)%(2)

Ratios/Supplemental Data
  Net assets, end of period (in 000s) ...........    $41,444        $29,477        $ 12,546       $ 12,039      $    736
  Ratio of expenses to average net assets:
    Before fee waivers, expense reimbursements
     and including recoupment of prior year
     fee waivers ................................       2.29%          2.36%           2.55%          3.78%        18.83%(1)
    After fee waivers, expense reimbursements
     and including recoupment of prior year
     fee waivers ................................       2.25%          2.25%           2.25%          2.25%         2.25%(1)
  Ratio of net investment income/(loss) to
   average net assets:
    Before fee waivers, expense reimbursements
     and including recoupment of prior year
     fee waivers ................................       0.10%         (0.92)%         (1.38)%        (2.82)%      (17.13)%(1)
    After fee waivers, expense reimbursements
     and including recoupment of prior year
     fee waivers ................................       0.14%         (0.81)%         (1.08)%        (1.29)%       (0.55)%(1)
Portfolio turnover rate .........................      98.74%        193.32%         111.37%        131.62%        50.94%(2)

------------------
 *  Kelmoore Strategy Liberty Class A commenced operations on December 26,
    2000.
(1) Annualized.
(2) Not Annualized.
 # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period.
 +  Total return calculation does not reflect sales load.

                       See Notes to Financial Statements.

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS                                  FEBRUARY 28, 2005

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

Kelmoore Strategic Trust (the "Trust"), an open-end management investment company, was organized as a Delaware statutory trust on November 30, 1998. The Trust operates as a series company and, at February 28, 2005, consisted of three non-diversified investment portfolios (each a "Fund" and collectively the "Funds"), Kelmoore Strategy(R) Fund ("Strategy Fund"), Kelmoore Strategy(R) Eagle Fund ("Eagle Fund") and Kelmoore Strategy(R) Liberty Fund ("Liberty Fund"). Each Fund's primary goal is to maximize realized gains from writing covered options on common stocks and to distribute these gains on a monthly basis. Variables such as equity market valuations, timing of shareholder investment flows, or below historical average option premiums may negate realized gains and therefore may result in distributions characterized as a return of investment principal. The Strategy Fund's principal strategy is to purchase the common stocks of a limited number of large-cap companies with market capitalization in excess of $10 billion with strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. The Eagle Fund's principal strategy is to purchase the common stocks of a limited number of mid- and large-cap companies with market capitalization in excess of $1 billion with strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. The Liberty Fund's principal strategy is to purchase the common stocks of a limited number of large-cap companies with market capitalization in excess of $10 billion with strong financial fundamentals and to continually sell or "write" related covered call options against substantially all the shares of stock it owns. The Liberty Fund currently intends to invest approximately 50% of the premiums generated from covered call option writing in put options. As a secondary strategy, the Funds may "write" secured put options either to earn additional option premiums (anticipating that the price of the underlying security will remain stable or rise during the option period and the option will therefore not be exercised) or to acquire the underlying security at a net cost below the current value. The Funds also may seek to protect or "hedge" the portfolios against a decline in the value of the stocks the Funds own by acquiring put options. The Funds' authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds offer two classes of shares (Class A and Class C). The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. SECURITY VALUATION. The Funds' securities are valued based on market value or, where market quotations are not readily available, including when quoted prices are considered to be unreliable or if events occurring after the close of a securities market and before a Fund values its assets would materially affect net asset value, based on fair value as determined in good faith by the Advisor pursuant to procedures approved by the Board of Trustees. Since the Funds generally purchase highly liquid equity securities trading on major exchanges, it is unlikely that the Funds will be required to use the fair valuation procedures. Equity securities traded on any U.S. or foreign exchange are valued at the last sale or closing price on the exchange or system on which they are principally traded on the valuation date. Securities for which the primary market is the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the NASDAQ Official Closing Price. If there is no sale on the valuation date, securities traded principally on a U.S. exchange are valued at the mean between the closing bid and asked prices or on a foreign exchange at the most recent closing price. Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ are valued at the last sale or closing price on the valuation day or, if no sale occurs, at the mean between the last bid and asked prices. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service if such prices are believed to accurately represent market value. Debt securities and money market instruments with a remaining maturity of less than sixty days will be valued at amortized cost.

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                    FEBRUARY 28, 2005

B. OPTION VALUATION. Exchange traded options are valued at the last sale price or closing price on the Chicago Board Options Exchange ("CBOE"). If there is no sale or closing price available from the CBOE, options are valued at the mean between the last bid and asked price.

When a Fund writes an option, there is no taxable event. An amount equal to the premium received is recorded by the Fund as an asset and an equivalent liability. The liability is thereafter valued to reflect the current value of the option. If the option is not exercised and expires, or if the Fund effects a closing purchase transaction, the Fund will realize a gain (or a loss in the case of a closing purchase transaction where the cost exceeds the original premium received) and the liability related to the option will be extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes, except that any loss realized when the Fund closes certain covered call options whose underlying security is trading above the exercise price of the option will be long-term capital loss if the hypothetical sale of the underlying security on the date of such transaction would have given rise to a long-term capital gain. If a call option that the Fund has written on any equity security is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written on an equity security is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option. When a Fund writes a put option, the Fund must deposit cash or liquid securities into a segregated account equal to the put option's exercise value (number of shares times strike price).

The risk in writing a call option is that the Fund may forego the opportunity of profit if the market value of the underlying security increases and the option is exercised, although any potential loss would be reduced by the amount of option premium received.

The risk in writing a put option is that the Fund may be called on to pay the exercise price of the option for a security that has decreased (potentially to zero) in market price, although any potential loss would be reduced by the amount of option premium received.

Generally, option transactions also involve risks concerning the liquidity of the options market. An illiquid market for an option may limit the Fund's ability to write options or enter closing transactions. As the options written by the Fund are traded on a national exchange, counterparty and credit risk are limited to the failure of the exchange on which the options are traded.

C. INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is reported on the ex-dividend date. Interest income and expenses are accrued daily.

D. DISTRIBUTIONS TO SHAREHOLDERS. The Funds will distribute substantially all of their net investment income and short-term capital gains monthly and long-term capital gains, if any, annually. Distributions in excess of a Fund's taxable income will be treated as a return of capital. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

E. FEDERAL INCOME TAXES. The Funds' policy is to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                    FEBRUARY 28, 2005

of their taxable income and capital gains to shareholders. The Funds do not expect to be subject to income tax, therefore, no Federal income tax provisions will be required.

F. CASH AND CASH EQUIVALENTS. Uninvested cash is swept daily into an interest bearing account at PFPC Trust Company. The interest is paid to the Funds on a monthly basis.

G. USE OF ESTIMATES. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

H. ALLOCATION OF EXPENSES. Expenses that are specific to a Fund or share class are charged directly to that Fund or share class. Distribution expenses are solely borne by and charged to the respective class of shares. Expenses that are common to all funds generally are allocated among the funds in proportion to their relative average daily net assets.

I. NET ASSET VALUE. The net asset value per share of each class is calculated daily by allocating investment income, realized and unrealized gains and losses and expenses (other than class specific expenses) to each class of shares based upon the value of shares outstanding attributed to each class at the beginning of each day.

NOTE 2 -- PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, during the year ended February 28, 2005 were as follows:

                                               Purchases           Sales
                                              ------------      ------------
Strategy Fund ............................    $226,742,374      $230,209,231
Eagle Fund ...............................     199,318,970        61,585,579
Liberty Fund .............................      89,558,902        55,173,836

Transactions in option contracts written for the year ended February 28, 2005 were as follows:

                                                Strategy Fund                     Eagle Fund
                                       -------------------------------- -------------------------------
                                          Contracts         Premium        Contracts        Premium
                                       --------------- ---------------- --------------- ---------------
Outstanding at February 29, 2004 .....     3,325,000    $   4,260,645       3,312,300    $   4,562,357
Options written during period ........    33,865,900       44,293,566      42,708,400       53,557,738
Options exercised during period ......    (5,526,700)     (10,069,018)     (5,350,500)      (7,946,203)
Options expired during period ........    (2,151,000)      (1,887,262)     (4,224,000)      (4,621,316)
Options closed during period .........   (26,524,400)     (32,395,666)    (34,233,100)     (43,105,721)
                                         -----------    -------------     -----------    -------------
Outstanding at February 28, 2005 .....     2,988,800    $   4,202,265       2,213,100    $   2,446,855
                                         ===========    =============     ===========    =============

                                                                                  Liberty Fund
                                                                        -------------------------------
                                                                           Contracts         Premium
                                                                        --------------   --------------
Outstanding at February 29, 2004 ....................................         946,900     $  1,244,963
Options written during period .......................................       4,174,500        5,783,855
Options exercised during period .....................................      (1,526,800)      (2,418,965)

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                    FEBRUARY 28, 2005

                                                       Liberty Fund
                                             ---------------------------------
Options expired during period ............        (979,200)       (1,090,251)
Options closed during period .............      (1,588,200)       (2,219,249)
                                                ----------      ------------
Outstanding at February 28, 2005 .........       1,027,200      $  1,300,353
                                                ==========      ============

NOTE 3 -- INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES Kelmoore Investment Company, Inc. (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. The Advisor receives a fee, computed daily and paid monthly, based on an annual rate of 1.00% of the average daily net assets from each of the Funds. The Advisor has contractually agreed to waive all or a portion of its fees and to reimburse certain expenses of the Funds as stated below.

The total operating expenses for the period on the Strategy Fund will not exceed 2.00% for Class A and 2.75% for Class C, and for the Eagle and Liberty Funds will not exceed 2.25% for Class A and 3.00% for Class C. The fee waiver and reimbursement arrangement will continue at least through June 28, 2005. Any waiver or reimbursement by the Advisor is subject to recoupment from the Funds within the following three years, to the extent such recoupment would not cause total expenses to exceed any current expense limitation.

During the fiscal year ended February 28, 2005, the Advisor recouped $30,813 and $104,982 of waived or reimbursed expenses related to the Eagle and Liberty Funds, respectively. The Advisor has deemed unrecoverable $26,226 of waived or reimbursed expenses for the Liberty Fund.

At February 28, 2005, the balance of recoupable expenses for the Funds were as follows:

                             2006         2007         2008        Total
                           -------      -------      -------     --------
Strategy Fund .........         --           --      $ 2,122     $  2,122
Eagle Fund ............         --           --       45,011       45,011
Liberty Fund ..........    $76,822      $36,538       22,694      136,054

The Funds have, on behalf of the Class A and Class C shares, adopted plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, (each a "Plan") that allow the Funds to pay distribution and service fees for the sale and distribution of its shares and for services provided to shareholders. The Plan for Class A shares permits the Funds to reimburse the Advisor, as the Funds' distributor (the "Distributor"), an annual fee not to exceed 0.25% of the average daily net assets of the Class A shares. The Plan for Class C shares permits the Funds to reimburse the Distributor an annual fee not to exceed 0.75% of the average daily net assets of the Class C shares. In addition, the Plan for Class C shares permits the Funds to reimburse the Distributor for payments to dealers or others, an annual service fee not to exceed 0.25% of the average daily net assets of the Class C shares. For the year ended February 28, 2005, the Strategy Fund reimbursed the Distributor $1,370,780 ($292,216 for Class A and $1,078,564 for Class C), the Eagle Fund reimbursed the Distributor $1,203,389 ($313,018 for Class A and $890,371 for Class C) and the Liberty Fund reimbursed the Distributor $349,211 ($87,126 for Class A and $262,085 for Class C) for distribution and servicing expenses incurred.

The Strategy, Eagle and Liberty Funds' Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with each Fund's current prospectus. For the year ended February 28, 2005, sales charges received by Kelmoore Investment Company Inc., as the Funds' distributor, were as follows:

Strategy Fund .................................................    $182,299
Eagle Fund ....................................................     363,152
Liberty Fund ..................................................      97,407

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                    FEBRUARY 28, 2005

A. SERVICES AGREEMENT. The Funds have entered into a Services Agreement with PFPC Inc. Under the Services Agreement, PFPC Inc. provides certain transfer agency, administrative and accounting services. The Funds have entered into a Custodian Services Agreement with PFPC Trust Company.

B. BROKERAGE COMMISSIONS. The Funds place substantially all their securities transactions, including transactions involving options, through the Advisor in its capacity as a registered broker-dealer, in accordance with procedures adopted by the Trustees. The Funds will not deal with the Advisor (or any affiliate) in any transaction in which the Advisor (or any affiliate) acts as principal, except in accordance with rules promulgated by the Securities and Exchange Commission. For the year ended February 28, 2005, the Funds have paid $3,895,567, $4,681,899 and $480,247 for the Strategy, Eagle and Liberty Funds, respectively, in brokerage commissions to the Advisor. Unaffiliated brokers act as executing and clearing brokers for the Funds' transactions and are compensated by the Advisor for these services.

C. OFFICER AND TRUSTEE COMPENSATION. Certain officers and Trustees of the Funds are affiliated persons of the Advisor and the Distributor. No officer, Trustee or employee of the Advisor, PFPC Inc., or any affiliate thereof, receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not an affiliated person of the Advisor, PFPC Inc., or any affiliate thereof, an annual retainer of $8,000, payable in quarterly installments. In addition, the Trust reimburses expenses incurred by the Trustees in attending Trustee meetings.

NOTE 4 -- TAX DISCLOSURE

For Federal income tax purposes, the cost of securities owned at February 28, 2005 and the net realized gains or losses on securities sold for the period then ended were different from the amounts reported for financial reporting purposes as shown below. The aggregate gross unrealized appreciation and depreciation at February 28, 2005 for the Funds is as follows:

                                             Net Unrealized
                              Federal         Appreciation/     Appreciated       Depreciated
                              Tax Cost       (Depreciation)      Securities        Securities
                           ------------      --------------     -----------      --------------
Strategy Fund .........    $191,570,153       $    260,041      $12,768,746      $ (12,508,705)
Eagle Fund ............     274,860,522         (3,962,701)      14,236,698        (18,199,399)
Liberty Fund ..........      72,440,886         (4,029,389)       1,606,862         (5,636,251)

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax-deferral of losses on wash sales.

At February 28, 2004, the Strategy and Eagle Funds had capital loss carryforwards for Federal income tax purposes as follows:

Fund                          Capital Loss Carryforward     Year of Expiration
----                          -------------------------     ------------------
Strategy .................           $87,804,076                   2010
                                      62,519,008                   2011
                                      19,872,287                   2013
Eagle ....................             1,337,175                   2011

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                    FEBRUARY 28, 2005

Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. The tax character of dividends and distributions paid or payable during the years ended February 28, 2005 and February 29, 2004 was as follows:

                                 STRATEGY FUND

                                     Class C                   Class A             Class C and Class A
                                      2005                      2005                      2004
                             -----------------------   -----------------------   ------------------------
                               Dollars     Per share     Dollars     Per share     Dollars      Per share
                             -----------   ---------   -----------   ---------   -----------    ---------
Ordinary income ...........  $   407,971    $  0.13    $ 1,316,534    $  0.41    $21,313,069     $ 0.4205
Return of capital .........   12,938,013       4.20     12,310,604       3.92             --           --
                             -----------    -------    -----------    -------    -----------     --------
Total .....................  $13,345,984    $  4.33    $13,627,138    $  4.33    $21,313,069     $ 0.4205
                             ===========    =======    ===========    =======    ===========     ========

                                  EAGLE FUND

                                     Class C                   Class A              Class C and Class A
                                      2005                      2005                       2004
                             -----------------------   -----------------------   ------------------------
                               Dollars     Per share     Dollars     Per share     Dollars      Per share
                             -----------   ---------   -----------   ---------   -----------    ---------
Ordinary income ...........  $   569,291    $  0.09    $   762,032    $  0.09    $17,734,079     $ 0.3234
Return of capital .........   20,708,105       3.55     27,719,132       3.55             --           --
                             -----------    -------    -----------    -------    -----------     --------
Total .....................  $21,277,396    $  3.64    $28,481,164    $  3.64    $17,734,079     $ 0.3234
                             ===========    =======    ===========    =======    ===========     ========

                                 LIBERTY FUND

                                     Class C                   Class A             Class C and Class A
                                      2005                      2005                       2004
                             -----------------------   -----------------------   ------------------------
                               Dollars     Per share     Dollars     Per share     Dollars      Per share
                             -----------   ---------   -----------   ---------   -----------    ---------
Ordinary income ...........  $1,508,883     $  3.20    $1,945,149     $  3.20    $3,037,701     $ 0.5269
Return of capital .........   1,400,851        3.05     1,805,882        3.05            --           --
                             ----------     -------    ----------     -------    ----------     --------
Total .....................  $2,909,734     $  6.25    $3,751,031     $  6.25    $3,037,701     $ 0.5269
                             ==========     =======    ==========     =======    ==========     ========

As of February 28, 2005, the components of Distributable Earnings/(Accumulated Losses) on a tax basis were as follows:

                                                                      Strategy Fund       Eagle Fund       Liberty Fund
                                                                     ---------------     -------------     -------------
Distributions payable ...........................................    $       (1,573)     $    (17,095)     $     (5,270)
Capital loss carryforwards including straddle deferrals .........      (171,986,312)       (4,301,251)         (288,210)
Unrealized appreciation/(depreciation) ..........................           260,041        (3,962,701)       (4,029,389)
                                                                     --------------      ------------      ------------
Total Accumulated Losses ........................................    $ (171,727,844)     $ (8,281,047)     $ (4,322,869)
                                                                     ==============      ============      ============

KELMOORE STRATEGIC TRUST
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)                    FEBRUARY 28, 2005

NOTE 5 -- RECLASSIFICATIONS

Accounting principles generally accepted in the United States of America require that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. As of February 28, 2005, the reclassifications were as follows:

                                           Increase/(Decrease)        Increase
                             Decrease       Undistributed Net       Accumulated
                         Paid-in Capital    Investment Income    Net Realized Gains
                         ---------------   -------------------   ------------------
Strategy Fund .........   $ (25,247,044)                --          $25,247,044
Eagle Fund ............     (52,012,472)        $2,271,007           49,741,465
Liberty Fund ..........      (4,325,478)           110,686            4,214,792

For all Funds, the above relates to the reclassification of the overdistribution of short-term capital gains for tax purposes. Any Funds that incurred net operating losses were reclassified as they are not available for use in future periods.

NOTE 6 -- INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

NOTE 7 -- REVERSE STOCK SPLIT

The Funds effected a 1-for-10 reverse stock split on February 18, 2005. The Trustees approved the reverse split on November 17, 2004. The purpose of the reverse split was to increase the net asset value of each Fund and thus allow the Funds to be margined within a brokerage account, and to improve the accuracy by which transactions are processed by reducing the amount of rounding error inherent in the share price and calculation thereof. The per share data in the financial highlights and capital share activity in the statement of changes in net assets have been retroactively restated to reflect the split.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders of Kelmoore Strategic Trust:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Kelmoore Strategy Fund, Kelmoore Strategy Eagle Fund, and Kelmoore Strategy Liberty Fund, each a series of Kelmoore Strategic Trust (the "Funds") at February 28, 2005, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at February 28, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
April 25, 2005

KELMOORE STRATEGIC TRUST
ADDITIONAL FUND INFORMATION (UNAUDITED)                        FEBRUARY 28, 2005

INFORMATION ON PROXY VOTING

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, along with the Funds' proxy voting record relating to portfolio securities held during the most recent 12 month period ended June 30, 2004, is available at no charge, upon request by calling 1-800-929-1417, by going to our website at www.kelmoore.com, or on the SEC's website at http://www.sec.gov.

INFORMATION ON FORM N-Q

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year or Form N-Q within sixty days after the end of the period. The Trust's Forms N-Q will be available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

KELMOORE STRATEGIC TRUST
ADDITIONAL FUND INFORMATION (UNAUDITED) -
(CONTINUED)                                                    FEBRUARY 28, 2005

                        TRUSTEES AND EXECUTIVE OFFICERS

Information pertaining to the Trustees and executive officers* of Kelmoore Strategic Trust is set forth below. The statement of additional information
(SAI) includes additional information about the Funds' Trustees and is available without charge, upon request, by calling (877) 328-9456.

                                                                                     Number of
                                                                                   Portfolios in
                                Term of Office                                      Fund Complex     Other Directorships/
Name, Age, Address and           and Length of       Principal Occupation(s)         Overseen by      Trusteeships Held
Position(s) with Fund           Time Served(1)         During Past 5 Years             Trustee           by Trustee(3)
----------------------------   ----------------   -------------------------------   --------------   ---------------------
                                                    DISINTERESTED TRUSTEES

Jeffrey Ira (50)               Since May 1999     Partner and Certified Public       Three            None
 2471 E. Bayshore Road                            Accountant, C.G. Uhlonberg
 #501, Palo Alto, CA 94303                        LLP, a certified public
Trustee                                           accounting firm, from May
                                                  1984 to present; and City
                                                  Councilman, Redwood City,
                                                  CA, from November 1997 to
                                                  present.

Ignatius J. Panzica (61)       Since May 1999     Self-Employed from November        Three            None
 2471 E. Bayshore Road                            1997 to present.
 #501, Palo Alto, CA 94303
Trustee

Stephen W. Player (63)         Since May 1999     Associate Director of Planned      Three            None
 2471 E. Bayshore Road                            Giving, Stanford University,
 #501, Palo Alto, CA 94303                        from August 2000 to present;
Trustee                                           Formerly, Attorney and
                                                  Owner, Law Offices of
                                                  Stephen W. Player, from
                                                  March 1994 to August 2000.

Kenneth D. Treece (60)         Since May 1999     Chief Executive Officer, Oh to     Three            Director, Tiua, Inc., a
 2471 E. Bayshore Road                            Be Carefree, LLC, a                                 company selling home
 #501, Palo Alto, CA 94303                        commercial glass and door                           vacuum sealing equipment.
Trustee                                           company, from March 2004 to
                                                  present; Chief Executive
                                                  Officer, SBMC Corporation, a
                                                  precision sheet metal
                                                  producer, from May 1996 to
                                                  December 2003.

                                                     INTERESTED TRUSTEES(2)

Richard D. Stanley (72)        Since May 1999     Corporate Trainer, Kelmoore        Three            None
 2471 E. Bayshore Road                            Investment Company, Inc., an
 #501, Palo Alto, CA 94303                        investment advisor, from
Chairman and Trustee                              September 2000 to present
                                                  and President of Naranja, Inc.,
                                                  an investment and consulting
                                                  corporation, from October
                                                  1994 to present.

KELMOORE STRATEGIC TRUST
ADDITIONAL FUND INFORMATION (UNAUDITED) -
(CONTINUED)                                                    FEBRUARY 28, 2005

                                                                                     Number of
                                                                                   Portfolios in
                                Term of Office                                      Fund Complex     Other Directorships/
Name, Age, Address and           and Length of       Principal Occupation(s)         Overseen by      Trusteeships Held
Position(s) with Fund           Time Served(1)         During Past 5 Years             Trustee           by Trustee(3)
----------------------------   ----------------   -------------------------------   --------------   ---------------------
Matthew Kelmon (36)            Since May 1999     Senior Executive Vice             Three            None
 2471 E. Bayshore Road                            President of Portfolio
 #501, Palo Alto, CA 94303                        Management and Chief
President and Chief                               Investment Officer, Kelmoore
Executive Officer, Trustee                        Investment Company, Inc.,
                                                  from April 1994 to present.

                                           EXECUTIVE OFFICER(S) WHO ARE NOT TRUSTEES

Tamara Beth Wendoll (33)       Since May 1999     Senior Executive Vice             N/A              N/A
 2471 E. Bayshore Road                            President and Director of
 #501, Palo Alto, CA 94303                        Marketing, Kelmoore
Secretary and Treasurer                           Investment Company, Inc.,
                                                  from March 1999 to present.

Catherine Wooledge (62)        Since August       General Counsel, Kelmoore         N/A              N/A
 2471 E. Bayshore Road         2004               Investment Company, Inc.,
 #501, Palo Alto, CA 94303                        from September 2004 to
Chief Legal Officer                               present; Attorney in financial
                                                  services private practice from
                                                  May 1998 to August 2004.

Antoine Devine (47)            Since August       Self-Employed Legal               N/A              N/A
 2471 E. Bayshore Road         2004               Consultant from July 2002 to
 #501, Palo Alto, CA 94303                        August 2004; Senior Counsel,
Chief Compliance Officer                          Foley and Lardner, a law firm,
                                                  from June 2000 to July 2002;
                                                  and Partner, Evers and
                                                  Hendrickson, a law firm, from
                                                  March 1998 to June 2000.

*The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

(1) Each Trustee holds office for life or until any mandatory retirement age adopted by the Trustees or until his/her successor is elected or the Trust terminates, or the Trustee resigns. Officers hold office until his/her successor is elected or until his/her earlier resignation.

(2) Messrs. Stanley and Kelmon are considered "interested persons" of the Trust due to their affiliation with the Advisor.

(3) Includes all directorships of publicly held companies and all trusteeships. If the individual serves as a trustee/director for an investment company, the number of portfolios is indicated if there are more than two.

       For More Information

       ADMINISTRATOR, TRANSFER AGENT       COUNSEL
       AND FUND ACCOUNTING AGENT           Dechert LLP
       PFPC Inc.                           4675 MacArthur Court, Suite 1400
       760 Moore Road                      Newport Beach, CA 92660-8842
       King of Prussia, PA 19406
       (877) KELMOORE (535-6667)           INDEPENDENT REGISTERED PUBLIC
                                           ACCOUNTING FIRM
                                           PricewaterhouseCoopers LLP
       CUSTODIAN                           333 Market Street
       PFPC Trust Company                  San Francisco, CA 94105
       The Eastwick Center
       8800 Tinicum Boulevard
       Philadelphia, PA 19153


       ------------------------------------------------------------------------
       KELMOORE STRATEGIC TRUST
       2471 E. Bayshore Road
       Suite 501
       Palo Alto, CA 94303




                       FOR ADDITIONAL INFORMATION ABOUT
                        THE KELMOORE STRATEGY(R) FUNDS
                               CALL 877-328-9456

THIS REPORT IS SUBMITTED FOR GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS WHICH INCLUDES DETAILS REGARDING THE FUNDS' OBJECTIVES, POLICIES, EXPENSES AND OTHER INFORMATION.


ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from any provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's Board of Trustees has determined that Jeffrey Ira, who serves on the registrant's audit committee, is qualified as an "audit committee financial expert," as defined by
Item 3 of Form N-CSR, and that Mr. Ira is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $120,000 for fiscal year ended February 29, 2004 and $120,000 for fiscal year ended February 28, 2005.

Audit-Related Fees

     (b) The principal accountant billed no fees in fiscal years ended February 29, 2004 and February 28, 2005 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the registrant's financial statements and were not reported under paragraph (a) of this Item.

Tax Fees

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $56,000 for fiscal year ended February 29, 2004 and $56,000 for fiscal year ended February 28, 2005. These fees were for the review of the Funds annual and excise distribution calculations and of federal and state income tax returns and excise returns.

All Other Fees

     (d) The principal accountant billed no fees in fiscal years ended February 29, 2004 and February 28, 2005 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

     (e)(1) The audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X are as follows:

              The Audit Committee shall pre-approve both audit and permissible non-audit services provided to the Trust, or its Funds, including the fees therefore; PROVIDED, that if the Audit Committee chooses to delegate the authority to grant pre-approvals to one or more Committee members who are also "independent" (as defined below) trustees, then the Committee shall adopt policies and procedures detailed as to the particular service, designed to safeguard the continued independence of the auditors, consistent with the requirements of Rule 2-01 of Regulation S-X, which shall then be used in making such pre-approvals, FURTHER PROVIDED, that each delegated pre-approval shall be reported to the Audit Committee during its next regularly scheduled meeting; provided, however, permissible non-audit services provided to a Fund need not be pre-approved if: (1) the aggregate amount of all such non-audit services provided constitutes not more than 5% of the total revenues paid by the Trust to the independent auditors in the fiscal year in which the non-audit services are provided; (2) the Trust did not recognize that the non-approved services were non-audit services at the time of the engagement; and (3) such non-approved services are promptly brought to the attention of the Committee and approved by the Committee, or one or more designated members of the Committee, prior to the completion of the audit.

              The Audit Committee shall pre-approve permissible non-audit services provided to the Trust's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides "ongoing" services to the Trust in the fund complex where the nature of the independent auditors' engagement has a direct impact on the operations or financial reporting of the Trust or its Funds (each, a "Control Entity"); PROVIDED, that if the Audit Committee has chosen to delegate the authority to grant pre-approvals to one or more Committee members, then the delegated Committee member or members may use the Committee-adopted policies and procedures pursuant to such Rule 2-01 to pre-approve proposed services, FURTHER PROVIDED, that each delegated pre-approval shall be reported to the Audit Committee during its next regularly scheduled meeting; PROVIDED, HOWEVER, the pre-approval requirement for permissible non-audit services provided by the Trust's independent auditor to the adviser or a Control Equity may be waived if: (1) the aggregate amount of all such services provided constitutes no more than five percent (5%) of the total amount of revenues paid to the Funds' independent auditors by the Funds, the adviser, and the Control Entities during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (2) the non-approved services were not recognized as non-audit services at the time of the engagement; and (3) such non-approved services are promptly brought to the attention of, and approved by, the Committee, or one or more designated members of the Committee, prior to the completion of the audit.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

     (f) Persons other than the principal accountant's full-time, permanent employees performed zero (0%) percent of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $135,100 for fiscal year ended February 29, 2004 and $91,000 for February 28, 2005.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) The registrant's code of ethics, which is the subject of disclosure required by Item 2, is attached hereto as Exhibit 99.COE.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Kelmoore Strategic Trust
           ---------------------------------------------------------------------


By (Signature and Title)*  /s/ Matthew Kelmon
                         -------------------------------------------------------
                           Matthew Kelmon, President & Chief Executive Officer (principal executive officer)

Date     5/4/05
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Matthew Kelmon
                         -------------------------------------------------------
                           Matthew Kelmon, President & Chief Executive Officer (principal executive officer)

Date     5/4/05
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Shawn K. Young
                         -------------------------------------------------------
                           Shawn K. Young, Treasurer
                           (principal financial officer)

Date     5/4/05
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.